Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

	SCT(a) Total for PEO(1)	SCT Total for Former PEO (Kang)(2)	SCT Total for Former PEO (Kim)(2)	SCT Total for Former PEO (Schroff)(3)	CAP(b) to PEO(1) (5)	CAP to Former PEO (2) (5) (Kang)	CAP to Former PEO (3) (5) (Kim)	CAP to Former PEO(4) (Schroff)	Average SCT Total for Non-PEO NEOs(6)	Average CAP for Non-PEO NEOs(6)	Value of fixed $100 investment based on TSR(c)	Net (loss) (in 000’s)
2025
2024	$27,167	$374,000	$0	$0	$27,167	$374,000	$0	$0	$87,889	$87,889	$53.27	$(9,701)
2023	—	66,994	90,938	797,471	—	50,000	90,938	1,093,241	511,250	518,110	9.57	(16,914)

Named Executive Officers, Footnote
(1)	Refers to former CEO Andy Yoo.
(2)	Refers to Paul Kang, who served as co-Chief Executive Officer until February 27, 2025.
(3)	Refers to former CEO Jung Sang (Michael) Kim.
(4)	Refers to former CEO Matthias G. Schroff.
(6)
For 2025, includes Seung Ik Baik and Jiyoung Hwang, subject to final determination of named executive officer status. For 2024, includes Seung Ik Baik and Jiyoung Hwang. For 2023, includes Elias Papadimas and Sarah Longoria.

Adjustment To PEO Compensation, Footnote
(5)	No adjustments made for Mr. Yoo, Mr. Kang, or Mr. Kim because they were not granted any equity awards.
No adjustments to the total compensation reported in the Summary Compensation Table for 2025 were required as no equity awards were granted during 2024 and no equity awards vested or were forfeited during 2025.
Adjustments for Dr. Schroff in 2023 from total compensation reported in the SCT totaled $295,770, made up of an addition of $301,912 representing the fair value of equity awards as of the date of his separation, and a subtraction of $6,142 representing the fair value as of the end of 2022 of equity awards that were forfeited in connection with his separation. Adjustments for the average of non-PEO named executive officers in 2023 from total compensation reported in the SCT totaled $6,860, made up of an addition of $9,057 representing the average fair value of equity awards as of the date of the separations of the former named executive officers, and a subtraction of $2,197 representing the average fair average as of the end of 2022 of equity awards that were forfeited in connection with the separations.

Non-PEO NEO Average Total Compensation Amount		$ 87,889	$ 511,250
Non-PEO NEO Average Compensation Actually Paid Amount		87,889	518,110
Adjustment to Non-PEO NEO Compensation Footnote
No adjustments to the total compensation reported in the Summary Compensation Table for 2025 were required as no equity awards were granted during 2024 and no equity awards vested or were forfeited during 2025.
Adjustments for Dr. Schroff in 2023 from total compensation reported in the SCT totaled $295,770, made up of an addition of $301,912 representing the fair value of equity awards as of the date of his separation, and a subtraction of $6,142 representing the fair value as of the end of 2022 of equity awards that were forfeited in connection with his separation. Adjustments for the average of non-PEO named executive officers in 2023 from total compensation reported in the SCT totaled $6,860, made up of an addition of $9,057 representing the average fair value of equity awards as of the date of the separations of the former named executive officers, and a subtraction of $2,197 representing the average fair average as of the end of 2022 of equity awards that were forfeited in connection with the separations.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Company Total Shareholder Return
Compensation actually paid (“CAP”) to our former PEOs (Mr. Kang, Mr. Kim, and Dr. Schroff) and the non-PEO named executive officers decreased from 2024 to 2023. The Company’s stock price increased at the end of 2024 as a result of the common stock purchase agreements, causing a significant increase in TSR. There is no relationship between the stock price increase and CAP decrease. The CAP of our former CEO, and immediately preceding former PEO, bear no relation to TSR as they received fixed salaries.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Company Net Income (Loss)
CAP to our former PEOs (Mr. Kang, Mr. Kim, and Dr. Schroff) and the non-PEO named executive officers decreased from 2024 to 2023. The Company’s net loss decreased substantially from 2024 to 2023. This decrease was due to higher costs in 2023 from separation pay of these former executives and related stock based compensation expense, payroll and related benefits, legal and consulting fees, facility and lease costs as a result of the transitional state of our business. The CAP of our current CEO, and immediately preceding former PEO, bear limited relation to net income (loss) as they received fixed salaries.

Total Shareholder Return Amount		53.27	9.57
Net Income (Loss)		(9,701,000)	(16,914,000)
Additional 402(v) Disclosure
(a)	Summary Compensation Table (SCT)
(b)	Compensation Actually Paid (CAP)
(c)	Total Shareholder Return (TSR) as of the applicable year end, assuming an initial investment of $100 on December 31, 2021.

Kang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		374,000	66,994
PEO Actually Paid Compensation Amount		374,000	50,000
Kim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	90,938
PEO Actually Paid Compensation Amount		0	90,938
Schroff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	797,471
PEO Actually Paid Compensation Amount		0	1,093,241
Yoo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		27,167	0
PEO Actually Paid Compensation Amount		$ 27,167	$ 0
PEO | Schroff [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 295,770
PEO | Schroff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 301,912